OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)	¥ 103,009		¥ 89,929
Long-term receivables from Jinghan Taihe (Note ii & Note 23)	13,723		13,723
Long-term restricted cash (Note iii)	18,950		19,373
Long-term lease deposits	3,087		3,603
Long-term subsidy receivable (Note 7(iii) & Note 23)			6,577
Others	3,595		5,862
Total	¥ 142,364	$ 22,340	¥ 139,067